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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Permit Capital, LLC
Address: One Tower Bridge
         100 Front Street, Suite 900
         West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul A. Frick
Title:  Vice President
Phone:  (610) 941-5006

Signature, Place, and Date of Signing:

   /s/ Paul A. Frick           West Conshohocken, PA            11/15/07
------------------------  ------------------------------   -------------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     No. Form 13F File Number      Name
     --- ------------------------  ----
      1  28-2635                   Gardner Russo & Gardner

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
Form 13F Information Table Entry Total:          35
Form 13F Information Table Value Total:    $251,584
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No. Form 13F File Number      Name
     --- ------------------------  ----
      2  28-11063                  Permit Capital GP, L.P.

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
COLUMN 1                              COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
--------                           -------------- --------- --------- ------------------- ---------- -------- ----------------
                                                                                                               VOTING AUTHORITY
                                                              VALUE    SHRS OR  SHR/ PUT/ INVESTMENT  OTHER   ----------------
NAME OF ISSUER                     TITLE OF CLASS  CUSIP    (x$1,000)  PRN AMT  PRN  CALL DISCRETION MANAGERS SOLE  SHARED NONE
--------------                     -------------- --------- --------- --------- ---- ---- ---------- -------- ----  ------ ----
AMERICAN INTL GROUP INC            COM            026874107   14,646    216,500  SH         OTHER        2     X
BLOUNT INTL INC NEW                COM            095180105    2,852    251,100  SH         OTHER        2     X
BORG WARNER AUTOMOTIVE INC         COM            099724106    2,929     32,000  SH         OTHER        2     X
CITIGROUP INC                      COM            172967101    9,273    198,700  SH         OTHER        2     X
DELL INC                           COM            24702R101    4,794    173,700  SH         OTHER        2     X
GENERAL ELECTRIC                   COM            369604103    5,738    138,600  SH         OTHER        2     X
GOLDMAN SACHS GROUP INC            COM            38141G104    2,818     13,000  SH         OTHER        2     X
IPASS INC                          COM            46261V108    3,592    855,197  SH         OTHER        2     X
IRON MTN INC                       COM            462846106    2,825    108,100  SH         OTHER        2     X
JOHNSON & JOHNSON                  COM            478160104    8,278    126,000  SH         OTHER        2     X
LIBERTY MEDIA HOLDG CORP           INT COM SER A  53071M104    7,643    397,865  SH         OTHER        2     X
MOTOROLA INC                       COM            620076109    4,621    249,400  SH         OTHER        2     X
OMNICARE INC                       COM            681904108    4,009    121,000  SH         OTHER        2     X
SBA COMMUNICATIONS CORP            COM            78388J106  151,321  4,289,157  SH         OTHER        2     X
TELVENT GIT SA                     SHS            E90215109    2,345     94,196  SH         OTHER        2     X
TRANSOCEAN INC                     ORD            G90078109    6,970     61,650  SH         OTHER        2     X
TYCO INTERNATIONAL LTD             SHS            G9143X208      432      9,750  SH         OTHER        2     X
TYCO ELECTRONICS LTD               COM NEW        G9144P105    2,237     63,150  SH         OTHER        2     X
VODAFONE GROUP PLC                 SPONS ADR NEW  92857W209    7,078    210,475  SH         OTHER        2     X
ALTRIA GROUP INC                   COM            02209S103      946     13,600  SH         OTHER      1,2     X
AMERICAN INTL GROUP INC            COM            026874107      507      7,500  SH         OTHER      1,2     X
BERKSHIRE HATHAWAY INC DEL         CL A           084670108      948          8  SH         OTHER      1,2     X
BLOCK H & R INC                    COM            093671105      266     12,550  SH         OTHER      1,2     X
BROWN FORMAN CORP                  CL A           115637100      398      5,100  SH         OTHER      1,2     X
CITIGROUP INC                      COM            172967101      296      6,350  SH         OTHER      1,2     X
COMCAST CORP NEW                   CL A SPL       20030N200      599     25,000  SH         OTHER      1,2     X
KRAFT FOODS INC                    CL A           50075N104      155      4,500  SH         OTHER      1,2     X
MARTIN MARIETTA MATLS INC          COM            573284106      694      5,200  SH         OTHER      1,2     X
MCCLATHY CO                        CL A           579489105      200     10,000  SH         OTHER      1,2     X
SCHWEITZER-MAUDUIT INTL INC        COM            808541106       47      2,000  SH         OTHER      1,2     X
SCRIPPS E W CO OHIO                CL A           811054204      336      8,000  SH         OTHER      1,2     X
UST INC                            COM            902911106      521     10,500  SH         OTHER      1,2     X
WASHINGTON POST CO                 CL B           939640108      401        500  SH         OTHER      1,2     X
WELLS FARGO & CO NEW               COM            949746101      490     13,750  SH         OTHER      1,2     X
UNILVER NV                         N Y SHS NEW    904784709      378     12,250  SH         OTHER      1,2     X
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